Mobile Financial Services activities - Unrecognized contractual commitments - Commitments received (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Received from banks	€ 932	€ 871	€ 770
Received from customers	76	88	102
Total	€ 1,008	€ 959	€ 872